Prepayments and Other Current Assets - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance at the beginning of the year	¥ 1,133
Additions charged to bad debt expense	82,167	¥ 1,133
Write-offs	(37,180)
Balance at the end of the year	53,877	1,133
Cumulative effect of adoption adjusted balance
Balance at the beginning of the year	8,890
Balance at the end of the year		8,890
Cumulative effect adoption adjustment
Balance at the beginning of the year	¥ 7,757
Balance at the end of the year		¥ 7,757